united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 80.8%
	MONEY MARKET FUND - 80.8%
4,141,403	Short-Term Investments Trust - STIC Prime Portfolio - Private Class - 0.07% *^	$ 4,141,403
	(Cost - $4,141,403)

Contracts	OPTIONS PURCHASED **^ - 0.4%
	CALL OPTIONS PURCHASED **^ - 0.1%
	Brent Crude
2	Expiration October 2015, Exercise Price $70.00, Call	120
	Coffee
1	Expiration September 2015, Exercise Price $170.00, Call	7
	Copper
2	Expiration September 2015, Exercise Price $265.00, Call	325
	Copper
6	Expiration September 2015, Exercise Price $310.00, Call	150
	Corn
11	Expiration December 2015, Exercise Price $500.00, Call	1,238
	Cotton
7	Expiration December 2015, Exercise Price $80.00, Call	560
	Crude Oil
5	Expiration September 2015, Exercise Price $64.50, Call	50
	Euro Schatz
5	Expiration September 2015, Exercise Price $111.40, Call	55
	Euro Schatz
15	Expiration September 2015, Exercise Price $111.50, Call	83
	Euro Schatz
6	Expiration September 2015, Exercise Price $111.60, Call	33
	Gold
1	Expiration December 2015, Exercise Price $1,320.00, Call	130
	Gold
2	Expiration December 2015, Exercise Price $1,345.00, Call	200
	Low Sulfur Gas Oil
1	Expiration August 2015, Exercise Price $605.00, Call	5
	Low Sulfur Gas Oil
3	Expiration September 2015, Exercise Price $630.00, Call	15
	Natural Gas
6	Expiration September 2015, Exercise Price $3.95, Call	60
	Natural Gas
10	Expiration October 2015, Exercise Price $3.70, Call	600
	Red Spring Wheat
9	Expiration September 2015, Exercise Price $720.00, Call	56
	Silver
2	Expiration September 2015, Exercise Price $21.00, Call	10
	Soybean
19	Expiration December 2015, Exercise Price $40.00, Call	513
	Soybean Meal
2	Expiration December 2015, Exercise Price $450.00, Call	130
	World Sugar #11
24	Expiration October 2015, Exercise Price $15.00, Call	269
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,932)	4,609
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015 (Unaudited)
Contracts		Value
	PUT OPTIONS PURCHASED **^ - 0.3%
	5-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $113.25, Put	$ 8
	5-Year U.S. Treasury Note
2	Expiration September 2015, Exercise Price $113.50, Put	16
	5-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $113.75, Put	8
	5-Year U.S. Treasury Note
7	Expiration September 2015, Exercise Price $114.50, Put	55
	5-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $115.50, Put	8
	5-Year U.S. Treasury Note
2	Expiration September 2015, Exercise Price $116.00, Put	16
	5-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $117.50, Put	8
	10-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $116.50, Put	16
	10-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $117.00, Put	16
	10-Year U.S. Treasury Note
3	Expiration September 2015, Exercise Price $119.00, Put	47
	10-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $123.50, Put	16
	10-Year U.S. Treasury Note
1	Expiration September 2015, Exercise Price $124.00, Put	16
	Corn
2	Expiration December 2015, Exercise Price $350.00, Put	950
	Cocoa
9	Expiration September 2015, Exercise Price $2,600.00, Put	90
	Cocoa
1	Expiration September 2015, Exercise Price $2,750.00, Put	10
	Cocoa
1	Expiration September 2015, Exercise Price $2,800.00, Put	10
	Cocoa
1	Expiration September 2015, Exercise Price $2,850.00, Put	10
	Cocoa
2	Expiration September 2015, Exercise Price $2,900.00, Put	20
	Cocoa
4	Expiration September 2015, Exercise Price $2,950.00, Put	40
	Cocoa
1	Expiration September 2015, Exercise Price $3,100.00, Put	20
	Cocoa Future
13	Expiration September 2015, Exercise Price $1,900.00, Put	-
	Cocoa Future
1	Expiration September 2015, Exercise Price $1,950.00, Put	15
	Crude Oil
6	Expiration September 2015, Exercise Price $43.00, Put	1,740
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015 (Unaudited)
Contracts		Value
	PUT OPTIONS PURCHASED **^ - 0.3% (Continued)
	Crude Oil
5	Expiration October 2015, Exercise Price $38.00, Put	$ 1,200
	Crude Oil
4	Expiration November 2015, Exercise Price $35.50, Put	960
	Euro BOBL
16	Expiration September 2015, Exercise Price $126.00, Put	88
	Euro Schatz
1	Expiration September 2015, Exercise Price $110.70, Put	5
	Euro Schatz
1	Expiration September 2015, Exercise Price $110.80, Put	5
	Euro Schatz
11	Expiration September 2015, Exercise Price $110.90, Put	61
	Euro-Bund
5	Expiration September 2015, Exercise Price $136.50, Put	55
	Gasoline RBOB
2	Expiration September 2015, Exercise Price $151.00, Put	386
	Japan 10 Year Note
5	Expiration September 2015, Exercise Price $141.00, Put	403
	Live Cattle
1	Expiration August 2015, Exercise Price $124.00, Put	10
	Live Cattle
1	Expiration August 2015, Exercise Price $125.00, Put	10
	Live Cattle
9	Expiration August 2015, Exercise Price $128.00, Put	90
	Live Cattle
2	Expiration October 2015, Exercise Price $122.00, Put	60
	Live Cattle
14	Expiration October 2015, Exercise Price $126.00, Put	560
	Live Cattle
11	Expiration December 2015, Exercise Price $120.00, Put	550
	Natural Gas
8	Expiration September 2015, Exercise Price $1.90, Put	80
	Natural Gas
1	Expiration September 2015, Exercise Price $2.00, Put	10
	Natural Gas
8	Expiration October 2015, Exercise Price $1.85, Put	240
	Natural Gas
1	Expiration November 2015, Exercise Price $1.75, Put	30
	Natural Gas
9	Expiration November 2015, Exercise Price $1.85, Put	360
	Natural Gas
10	Expiration December 2015, Exercise Price $2.05, Put	900
	Robusta Coffee
6	Expiration September 2015, Exercise Price $1,400.00, Put	-
	Silver
1	Expiration September 2015, Exercise Price $12.25, Put	100
	Soybean
1	Expiration November 2015, Exercise Price $780.00, Put	69
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015 (Unaudited)
Contracts		Value
	PUT OPTIONS PURCHASED **^ - 0.3% (Continued)
	Soybean
13	Expiration November 2015, Exercise Price $820.00, Put	$ 2,275
	U.S. Treasury Bond
1	Expiration September 2015, Exercise Price $145.00, Put	31
	Wheat
2	Expiration December 2015, Exercise Price $410.00, Put	212
	Wheat
9	Expiration December 2015, Exercise Price $430.00, Put	1,912
	Wheat
1	Expiration December 2015, Exercise Price $440.00, Put	294
	White Sugar
7	Expiration October 2015, Exercise Price $320.00, Put	245
	TOTAL PUT OPTIONS PURCHASED (Cost - $27,067)	14,336

	TOTAL OPTIONS PURCHASED (Cost - $39,999)	18,945

	TOTAL INVESTMENTS - 81.2% (Cost - $4,181,402) (a)	$ 4,160,348
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.8%	964,259
	NET ASSETS - 100.0%	$ 5,124,607

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.
** Non-income producing security.
^ All or a portion of this investment is a holding of the Superfund Managed Futures
Strategy Fund, Ltd.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $4,181,402 and differs from market value by net unrealized appreciation/
(depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,921
	Unrealized depreciation:	(23,975)
	Net unrealized depreciation:	$ (21,054)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
July 31, 2015 (Unaudited)
Number of Long Contracts ^	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
12	3 Year AUD Government Bond +	Sep-15	$ 2,660,676	$ 1,718
1	Brent Crude Future +	Sep-15	52,210	(800)
10	British Pound Future +	Sep-15	975,625	(169)
5	CAC 40 10 Euro	Aug-15	280,484	(1,572)
17	Cocoa +	Sep-15	545,530	(2,070)
13	Cocoa Future +	Sep-15	432,333	(4,885)
2	Corn +	Dec-15	38,125	(3,275)
4	Crude Oil +	Nov-15	192,840	(21,090)
14	Euro BOBL +	Sep-15	2,012,976	9,224
9	Euro Schatz +	Sep-15	1,105,227	(182)
3	Euro-Bund +	Sep-15	511,095	8,540
8	FTSE/JSE Africa Top 40 Index	Sep-15	294,830	(387)
2	FTSE/MIS Index Future	Sep-15	259,630	16,579
2	Gasoline RBOB +	Oct-15	132,031	(6,124)
2	Hang Seng Index	Aug-15	316,375	239
1	IBEX-35 Index	Aug-15	123,238	(2,749)
5	Japan 10 Year +	Sep-15	5,950,000	16,457
3	Lean Hogs +	Oct-15	76,470	(1,290)
2	Live Cattle +	Oct-15	116,740	(2,600)
10	Live Cattle +	Dec-15	589,800	(17,890)
6	LME Primary Lead 3 Month +	Sep-15	254,625	(41,319)
7	LME Primary Zinc 3 Month +	Sep-15	334,381	(78,519)
4	MSCI Taiwan Index	Aug-15	128,720	1,690
11	Nasdaq 100 E-Mini Index	Sep-15	1,008,700	22,564
4	Natural Gas +	Nov-15	114,720	(2,520)
10	Natural Gas +	Dec-15	304,200	(14,050)
6	Nikkei 225 Index (OSE)	Sep-15	995,646	13,335
1	NY Harbor ULSD +	Sep-15	66,734	(1,046)
14	OMXS30 Index	Aug-15	263,243	(1,113)
7	Robusta Coffee +	Sep-15	114,660	(7,330)
1	Russell Mini	Sep-15	123,520	(190)
1	S&P 500 Index E-Mini	Sep-15	104,925	163
1	S&P/TSX 60 IX	Sep-15	130,803	(297)
1	SGX MSCI Singapore Index	Aug-15	51,889	(1,549)
1	Silver +	Sep-15	73,725	625
13	Soybean +	Nov-15	611,163	(21,262)
7	TOPIX Index	Sep-15	937,370	9,487
15	U.S. 5-Year Note +	Sep-15	1,797,660	12,415
7	U.S. 10 Year Note +	Sep-15	892,066	7,953
12	Wheat +	Dec-15	302,850	(29,262)
6	White Sugar +	Oct-15	104,820	(3,755)
	Net Unrealized Loss from Long Futures Contracts			$ (146,306)
Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
July 31, 2015 (Unaudited)
Number of Short Contracts ^	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
(1)	10 Year AUD Government Bond +	Sep-15	$ 709,823	$ (1,607)
(1)	AEX Index (Amsterdam)	Aug-15	108,608	(1,567)
(1)	Australian Dollar +	Sep-15	72,760	(570)
(2)	Brent Crude Future +	Oct-15	105,700	11,200
(6)	Canadian Dollar +	Sep-15	458,160	13,030
(1)	Coffee +	Sep-15	46,969	4,181
(8)	Copper +	Sep-15	472,700	34,900
(2)	Cotton +	Dec-15	64,210	430
(4)	Crude Oil +	Sep-15	188,480	22,860
(3)	DJIA Index Mini	Sep-15	264,210	1,280
(5)	Dollar Index +	Sep-15	487,195	(10,714)
(6)	Euro STOXX 50	Sep-15	238,202	(6,940)
(2)	FTSE 100 Index	Sep-15	207,685	2,442
(34)	FTSE Bursa Malaysia KLCI Index	Aug-15	757,923	(12,908)
(3)	Gold +	Dec-15	328,530	(1,160)
(9)	Japanese Yen +	Sep-15	907,594	8,938
(18)	LME Primary Aluminum 3-Month +	Sep-15	721,890	89,604
(1)	LME Primary Copper 3-Month +	Sep-15	130,625	2,038
(1)	LME Primary Nickel 3-Month +	Sep-15	66,105	10,878
(1)	Low Sulfur Gas Oil +	Aug-15	48,875	5,375
(3)	Low Sulfur Gas Oil +	Sep-15	147,750	11,850
(25)	Mexican Peso +	Sep-15	772,000	21,335
(3)	Natural Gas +	Sep-15	81,480	1,520
(3)	Natural Gas +	Oct-15	82,470	4,970
(5)	Platinum +	Oct-15	246,250	20,685
(8)	Red Wheat +	Sep-15	209,400	13,363
(33)	SGX CNX Nifty Index	Aug-15	565,818	(9,869)
(15)	Soybean Oil +	Dec-15	273,510	24,078
(2)	SPI 200 Index	Sep-15	207,363	(4,422)
(22)	World Sugar #11 +	Oct-15	274,490	17,259
	Net Unrealized Gain from Short Futures Contracts			$ 272,459
	Net Unrealized Gain from Futures Contracts			$ 126,153
+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as Deposits with the broker.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 4,141,403	$ -	$ -	$ 4,141,403
Options Purchased	18,945	-	-	18,945
Futures Contracts*	126,153	-	-	126,153
Total	$ 4,286,501	$ -	$ -	$ 4,286,501
* includes cumulative unrealized gain on futures contracts open at July 31, 2015.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("SMFS") with Superfund Managed Futures Strategy Fund Ltd. ("SMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of SMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

SMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with SMFS's investment objectives and policies.

SMFS-CFC utilizes commodity based derivative products to facilitate SMFS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, SMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the SMFS Prospectus.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

A summary of the SMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at July 31, 2015	% of Fund Net Assets at July 31, 2015
SMFS-CFC	6/20/14	$955,110	18.64%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of July 31, 2015 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain
Foreign exchange contracts	$ 43,134
Commodity contracts	15,569
Equity contracts	12,932
Interest rate contracts	54,518
Total	$ 126,153

The value of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/28/15

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/28/15